Investment in Joint Ventures (Tables) - Southland Holdings [Member]	12 Months Ended
Dec. 31, 2022
Schedule of noncontrolled Joint ventures

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Assets	Liabilities	Revenues	Income (loss)
FCBC	$3,256	$11,509	$(1,555)	$(3,949)
TZC	530,834	22,770	(17,816)	337
EHW	415	167	0	(5)

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Assets	Liabilities	Revenues	Income (loss)
FCBC	$2,574	$11,419	$6,380	$6,019
TZC	551,074	43,290	(9,337)	(56)
EHW	461	208	-	(5,706)

	As of and for the year ended
(Amounts in thousands)	December 31, 2020
	Assets	Liabilities	Revenues	Income (loss)
FCBC	$3,872	$18,792	$-	$1
TZC	570,780	62,996	6,536	(67)
EHW	794	(30)	-	-

American Bridge [Member]
Schedule of noncontrolled Joint ventures

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Revenue	Income (loss)	Equity
FCBC	$(435)	$(1,106)	$(2,311)
TZC	(4,157)	79	108,509
EHW	-	(2)	87
Total	$(4,592)	$(1,029)	$106,285

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Revenue	Income (loss)	Equity
FCBC	$1,787	$1,686	$(2,477)
TZC	(2,179)	(13)	104,259
EHW	-	(200)	89
Total	$(392)	$1,473	$101,871

	As of and for the year ended
(Amounts in thousands)	December 31, 2020
	Revenue	Income (loss)	Equity
FCBC	$-	$1	$(4,178)
TZC	1,525	(16)	100,263
EHW	-	-	288
Total	$1,525	$(15)	$96,373

Oscar Renda Contracting Of Canada Inc [Member]
Schedule of noncontrolled Joint ventures

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Assets	Liabilities	Revenues	Income
RRSGP	$34,596	$19,670	$60,130	$12,165

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Assets	Liabilities	Revenues	Income
RRSGP	$9,468	$5,999	$17,515	$3,502

ORCC has recognized the following as of and for the year ended December 31, 2022 and December 31, 2021.

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Revenue	Income	Equity
RRSGP	$30,106	$6,021	$7,439

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Revenue	Income	Equity
RRSGP	$8,762	$1,752	$1,739